UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

Scudder Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Retirement Fund Series VI

	Shares	Value ($)

Common Stocks 33.4%
Consumer Discretionary 3.5%
Auto Components 0.2%
Johnson Controls, Inc.	940	63,967
Household Durables 0.2%
The Stanley Works	1,210	57,995
Media 1.1%
Clear Channel Communications, Inc.	1,840	55,973
Time Warner, Inc.	9,510	169,563
Viacom, Inc. "B"	4,621	143,113

		368,649
Multiline Retail 1.2%
Federated Department Stores, Inc.	1,960	120,285
J.C. Penney Co., Inc.	2,600	133,120
Kohl's Corp.*	1,540	74,120
Nordstrom, Inc.	2,160	74,844

		402,369
Specialty Retail 0.6%
Home Depot, Inc.	1,800	73,872
Staples, Inc.	3,050	69,327
The Sherwin-Williams Co.	1,240	52,762

		195,961
Textiles, Apparel & Luxury Goods 0.2%
Polo Ralph Lauren Corp.	1,650	81,180
Consumer Staples 3.2%
Beverages 1.4%
Coca-Cola Co.	7,110	304,166
PepsiCo, Inc.	2,520	148,881

		453,047
Food & Staples Retailing 0.3%
Costco Wholesale Corp.	2,100	101,556
Food Products 0.5%
General Mills, Inc.	3,240	156,362
Household Products 1.0%
Energizer Holdings, Inc.*	550	27,770
Procter & Gamble Co.	5,600	313,544

		341,314
Energy 3.2%
Energy Equipment & Services 0.2%
Schlumberger Ltd.	580	52,646
Oil, Gas & Consumable Fuels 3.0%
Amerada Hess Corp.	1,550	193,905
Burlington Resources, Inc.	1,070	77,275
Chevron Corp.	3,750	214,013

ConocoPhillips	1,160	75,841
ExxonMobil Corp.	6,792	381,303
Occidental Petroleum Corp.	640	50,483

		992,820
Financials 7.0%
Banks 2.2%
Bank of America Corp.	8,150	356,481
Wachovia Corp.	3,300	166,716
Wells Fargo & Co.	2,120	127,624
Zions Bancorp.	1,100	80,817

		731,638
Capital Markets 1.7%
Lehman Brothers Holdings, Inc.	2,200	263,274
The Goldman Sachs Group, Inc.	2,330	294,442

		557,716
Diversified Financial Services 1.0%
CIT Group, Inc.	2,410	110,209
Citigroup, Inc.	1,780	81,489
Countrywide Financial Corp.	2,210	70,212
JPMorgan Chase & Co.	2,110	77,268

		339,178
Insurance 2.1%
AFLAC, Inc.	2,900	138,562
Allstate Corp.	2,990	157,842
Hartford Financial Services Group, Inc.	1,400	111,650
Lincoln National Corp.	1,070	54,153
MetLife, Inc.	4,660	230,250

		692,457
Health Care 4.5%
Biotechnology 0.8%
Amgen, Inc.*	1,380	104,549
Genzyme Corp.*	1,220	88,206
Invitrogen Corp.*	990	62,954

		255,709
Health Care Equipment & Supplies 0.3%
Medtronic, Inc.	1,800	101,988
Health Care Providers & Services 1.7%
Aetna, Inc.	900	79,704
Cardinal Health, Inc.	1,300	81,263
Caremark Rx, Inc.*	3,440	180,256
UnitedHealth Group, Inc.	1,940	112,306
WellPoint, Inc.*	1,260	94,097

		547,626
Pharmaceuticals 1.7%
Allergan, Inc.	1,100	98,230
Johnson & Johnson	6,216	389,246
Pfizer, Inc.	4,000	86,960

		574,436
Industrials 3.6%
Aerospace & Defense 1.8%
Boeing Co.	3,000	193,920

Goodrich Corp.	1,790	64,565
Lockheed Martin Corp.	2,000	121,120
United Technologies Corp.	4,460	228,709

		608,314
Electrical Equipment 0.5%
Emerson Electric Co.	2,130	148,142
Industrial Conglomerates 1.3%
General Electric Co.	5,600	189,896
Tyco International Ltd.	9,450	249,385

		439,281
Information Technology 5.2%
Communications Equipment 1.2%
Cisco Systems, Inc.*	6,570	114,646
Motorola, Inc.	12,380	274,341

		388,987
Computers & Peripherals 1.3%
Apple Computer, Inc.*	1,000	57,590
EMC Corp.*	11,700	163,332
International Business Machines Corp.	2,420	198,150

		419,072
IT Consulting & Services 0.6%
Accenture Ltd., "A"*	4,670	122,868
Affiliated Computer Services, Inc. "A"*	1,750	94,692

		217,560
Semiconductors & Semiconductor Equipment 0.5%
Applied Materials, Inc.	4,040	66,175
Intel Corp.	3,790	89,065

		155,240
Software 1.6%
Microsoft Corp.	7,200	185,040
Oracle Corp.*	20,670	262,096
Symantec Corp.*	3,620	86,337

		533,473
Materials 1.0%
Chemicals 0.8%
Dow Chemical Co.	3,620	166,013
PPG Industries, Inc.	1,440	86,357

		252,370
Paper & Forest Products 0.2%
Georgia-Pacific Corp.	2,270	73,843
Telecommunication Services 1.0%
Wireless Telecommunication Services
ALLTEL Corp.	840	51,963
Sprint Nextel Corp.	11,300	263,403

		315,366
Utilities 1.2%
Electric Utilities 0.7%
Allegheny Energy, Inc.*	1,480	41,825
Edison International	1,790	78,330

Exelon Corp.	1,850	96,256

		216,411
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group	1,590	87,132
TXU Corp.	900	90,675

		177,807

Total Common Stocks (Cost $9,445,757)		11,014,480

Principal
Amount ($)		Value ($)
US Treasury Obligations 66.6%
US Treasury STRIPS, 4.136%**, 5/15/2006 (Cost $21,624,850)	22,421,000	21,930,159
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 31,070,607)	100.0	32,944,639
Other Assets and Liabilities, Net	0.0	(11,732)

Net Assets	100.0	32,932,907

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Retirement Fund - Series VI, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Retirement Fund - Series VI, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005